Commitments	12 Months Ended
Oct. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
4.	Commitments

The Company entered into an agreement with the underwriters (the “Underwriting Agreement”). Pursuant to the Underwriting Agreement, the Company paid an underwriting discount of 1.8% of the gross proceeds of the Public Offering, or $720,000 on December 21, 2012.

The holders of the founders’ shares, as well as the holders of the Placement Warrants (and underlying securities) and Underwriter Shares, are entitled to registration rights pursuant to a registration rights agreement signed on December 18, 2012. The holders of the majority of these securities are entitled to make up to two demands that the Company register such securities. The holders of the majority of the founders’ shares and Underwriter Shares can elect to exercise these registration rights at any time commencing three months prior to the date on which the founders’ shares are to be released from escrow. The holders of a majority of the Placement Warrants (or underlying securities) can elect to exercise these registration rights at any time after the Company consummates an Acquisition Transaction or completes a post-acquisition tender offer, as the case may be. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of an Acquisition Transaction or post-acquisition tender offer. The Company will bear the expenses incurred in connection with the filing of any such registration statements.